Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000030200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	1.81%	(0.49%)	1.17%
C000030202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.22%	(0.08%)	1.23%
C000030204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000030203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000157740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000030199
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000030200
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	0.42%	1.64%
Without Sales Load [Member] | C000030202
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	(0.08%)	1.23%
Without Sales Load [Member] | C000030204
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%	0.98%	2.20%
Without Sales Load [Member] | C000030203
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	0.24%	1.46%
Without Sales Load [Member] | C000157740
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	0.99%	2.20%
Without Sales Load [Member] | C000030199
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	0.67%	1.89%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%
FEDERATED INDEX: Bloomberg US Universal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	7.42%	0.25%	1.54%